Condensed Consolidating Financial Information (Income Statements) (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
Condensed Financial Statements, Captions [Line Items]
Revenue, Net	$ 606,118	$ 610,065
Costs and Expenses
Operating	313,463	319,003
Other operating items, net	1,799	486
Intercompany Expense	0	0
Total operating costs and expenses	511,344	515,235
Equity in Earnings of Subsidiaries	0	0
Operating income	94,774	94,830
Selling, general and administrative	87,583	91,613
Maintenance and utilities	27,926	26,399
Depreciation and amortization	51,276	53,964
Corporate expense	25,857	20,798
Project development, preopening and writedowns	3,440	2,972
Other expense (income)
Interest expense, net	43,802	43,214
Loss on early extinguishments and modifications of debt	61	156
Other, net	(380)	111
Total other expense (income), net	43,483	43,481
Income (Loss) from Continuing Operations before Income Taxes, Noncontrolling Interest	51,291	51,349
Income tax provision	(9,892)	(16,273)
Income from continuing operations, net of tax	41,399	35,076
Income (Loss) from Discontinued Operations, Net of Tax, Attributable to Parent	0	375
Net income	41,399	35,451
Comprehensive Income (Loss), Net of Tax, Including Portion Attributable to Noncontrolling Interest	40,435	36,022
Parent
Condensed Financial Statements, Captions [Line Items]
Revenue, Net	20,841	18,710
Costs and Expenses
Operating	0	0
Other operating items, net	0	75
Intercompany Expense	301	301
Total operating costs and expenses	30,899	24,183
Equity in Earnings of Subsidiaries	81,644	66,561
Operating income	71,586	61,088
Selling, general and administrative	11	6
Maintenance and utilities	0	0
Depreciation and amortization	3,836	2,682
Corporate expense	25,248	19,864
Project development, preopening and writedowns	1,503	1,255
Other expense (income)
Interest expense, net	43,519	42,839
Loss on early extinguishments and modifications of debt	61	156
Other, net	0	0
Total other expense (income), net	43,580	42,995
Income (Loss) from Continuing Operations before Income Taxes, Noncontrolling Interest	28,006	18,093
Income tax provision	13,393	17,358
Income from continuing operations, net of tax		35,451
Income (Loss) from Discontinued Operations, Net of Tax, Attributable to Parent		0
Net income	41,399	35,451
Comprehensive Income (Loss), Net of Tax, Including Portion Attributable to Noncontrolling Interest	40,435	36,022
Guarantor Subsidiaries
Condensed Financial Statements, Captions [Line Items]
Revenue, Net	600,962	604,113
Costs and Expenses
Operating	303,833	309,430
Other operating items, net	1,799	411
Intercompany Expense	25,394	23,256
Total operating costs and expenses	491,051	500,287
Equity in Earnings of Subsidiaries	(185)	(129)
Operating income	109,726	103,697
Selling, general and administrative	85,721	89,601
Maintenance and utilities	27,598	26,101
Depreciation and amortization	46,530	50,283
Corporate expense	3	364
Project development, preopening and writedowns	173	841
Other expense (income)
Interest expense, net	277	369
Loss on early extinguishments and modifications of debt	0	0
Other, net	(364)	127
Total other expense (income), net	(87)	496
Income (Loss) from Continuing Operations before Income Taxes, Noncontrolling Interest	109,813	103,201
Income tax provision	(24,384)	(34,788)
Income from continuing operations, net of tax		68,413
Income (Loss) from Discontinued Operations, Net of Tax, Attributable to Parent		0
Net income	85,429	68,413
Comprehensive Income (Loss), Net of Tax, Including Portion Attributable to Noncontrolling Interest	84,465	68,984
Non-Guarantor Subsidiaries (100% Owned)
Condensed Financial Statements, Captions [Line Items]
Revenue, Net	10,021	10,805
Costs and Expenses
Operating	9,630	9,573
Other operating items, net	0	0
Intercompany Expense	0	0
Total operating costs and expenses	15,100	14,290
Equity in Earnings of Subsidiaries	0	0
Operating income	(5,079)	(3,485)
Selling, general and administrative	1,862	2,012
Maintenance and utilities	328	298
Depreciation and amortization	910	999
Corporate expense	606	570
Project development, preopening and writedowns	1,764	838
Other expense (income)
Interest expense, net	6	6
Loss on early extinguishments and modifications of debt	0	0
Other, net	(16)	(16)
Total other expense (income), net	(10)	(10)
Income (Loss) from Continuing Operations before Income Taxes, Noncontrolling Interest	(5,069)	(3,475)
Income tax provision	1,099	1,157
Income from continuing operations, net of tax		(2,318)
Income (Loss) from Discontinued Operations, Net of Tax, Attributable to Parent		0
Net income	(3,970)	(2,318)
Comprehensive Income (Loss), Net of Tax, Including Portion Attributable to Noncontrolling Interest	(3,970)	(2,318)
Non-Guarantor Subsidiaries (Not 100% Owned)
Condensed Financial Statements, Captions [Line Items]
Revenue, Net	0	0
Costs and Expenses
Operating	0	0
Other operating items, net	0	0
Intercompany Expense	0	0
Total operating costs and expenses	0	0
Equity in Earnings of Subsidiaries	0	0
Operating income	0	0
Selling, general and administrative	0	0
Maintenance and utilities	0	0
Depreciation and amortization	0	0
Corporate expense	0	0
Project development, preopening and writedowns	0	0
Other expense (income)
Interest expense, net	0	0
Loss on early extinguishments and modifications of debt	0	0
Other, net	0	0
Total other expense (income), net	0	0
Income (Loss) from Continuing Operations before Income Taxes, Noncontrolling Interest	0	0
Income tax provision	0	0
Income from continuing operations, net of tax		0
Income (Loss) from Discontinued Operations, Net of Tax, Attributable to Parent		0
Net income	0	0
Comprehensive Income (Loss), Net of Tax, Including Portion Attributable to Noncontrolling Interest	0	0
Subsidiary, Wholly Owned [Member]
Condensed Financial Statements, Captions [Line Items]
Revenue, Net	0	0
Costs and Expenses
Operating	0	0
Other operating items, net	0	0
Intercompany Expense	0	0
Total operating costs and expenses	0	38
Equity in Earnings of Subsidiaries	0	0
Operating income	0	(38)
Selling, general and administrative	0	0
Maintenance and utilities	0	0
Depreciation and amortization	0	0
Corporate expense	0	0
Project development, preopening and writedowns	0	38
Other expense (income)
Interest expense, net	0	0
Loss on early extinguishments and modifications of debt	0	0
Other, net	0	0
Total other expense (income), net	0	0
Income (Loss) from Continuing Operations before Income Taxes, Noncontrolling Interest	0	(38)
Income tax provision	0	0
Income from continuing operations, net of tax		(38)
Income (Loss) from Discontinued Operations, Net of Tax, Attributable to Parent		375
Net income	0	337
Comprehensive Income (Loss), Net of Tax, Including Portion Attributable to Noncontrolling Interest	0	337
Eliminations
Condensed Financial Statements, Captions [Line Items]
Revenue, Net	(25,706)	(23,563)
Costs and Expenses
Operating	0	0
Other operating items, net	0	0
Intercompany Expense	(25,695)	(23,557)
Total operating costs and expenses	(25,706)	(23,563)
Equity in Earnings of Subsidiaries	(81,459)	(66,432)
Operating income	(81,459)	(66,432)
Selling, general and administrative	(11)	(6)
Maintenance and utilities	0	0
Depreciation and amortization	0	0
Corporate expense	0	0
Project development, preopening and writedowns	0	0
Other expense (income)
Interest expense, net	0	0
Loss on early extinguishments and modifications of debt	0	0
Other, net	0	0
Total other expense (income), net	0	0
Income (Loss) from Continuing Operations before Income Taxes, Noncontrolling Interest	(81,459)	(66,432)
Income tax provision	0	0
Income from continuing operations, net of tax		(66,432)
Income (Loss) from Discontinued Operations, Net of Tax, Attributable to Parent		0
Net income	(81,459)	(66,432)
Comprehensive Income (Loss), Net of Tax, Including Portion Attributable to Noncontrolling Interest	(80,495)	(67,003)
Corporate expense
Costs and Expenses
Corporate expense	(18,022)	(18,163)
Investments [Member]
Condensed Financial Statements, Captions [Line Items]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Asset Value	$ 16,454	$ 17,865	$ 17,752	$ 17,259